Employees' Emoluments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Schedule of emoluments paid or payable to the directors
	Year ended December 31,
	2020	2019	2018
Salaries and other short-term benefits	1,741,293	2,086,041	2,637,752
Defined contribution benefit schemes	95,978	290,414	205,499
Total employee benefits expense (including directors’ emoluments)	1,837,272	2,376,454	2,843,251